Expense Example, No Redemption - PIMCO Total Return Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years
USD ($)	455	624	808	1,339	159	493	850	1,856